Prepayments and Other Current Assets - Summary of Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deductible VAT	¥ 359,915	$ 56,478	¥ 45,285
Others	101,928	15,994	52,593
Total	¥ 461,843	$ 72,472	¥ 97,878